CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Net sales	$ 471,832	$ 331,838	$ 703,910	$ 494,115	$ 432,250
Cost of sales	287,126	205,227	428,018	313,962	280,506
Gross profit from retail operations	184,706	126,611	275,892	180,153	151,744
Franchise fees and royalty income	2,532	2,072	4,697	3,195	2,100
Gross profit, including franchise fees and royalty income	187,238	128,683	280,589	183,348	153,844
Operating expenses:
Sales and marketing expenses	115,692	80,718	167,605	113,963	95,305
General and administrative expenses	35,878	24,123	51,684	34,111	32,336
Goodwill impairment charge				536
Loss on store closings and impairment of store assets	71	39	759	2,486	5,179
Total operating expenses	151,641	104,880	220,048	151,096	132,820
Income from operations	35,597	23,803	60,541	32,252	21,024
Other expense (income):
Interest income	(1)	(3)	(9)	(6)	(12)
Interest expense	4,289	16,949	29,310	31,063	27,126
Loss (gain) from debt extinguishment		1,873	5,704		(2,822)
Total other expense (income)	4,288	18,819	35,005	31,057	24,292
Income (loss) before income taxes	31,309	4,984	25,536	1,195	(3,268)
Income tax expense (benefit)	11,488	319	(8,815)	846	1,405
Net income (loss)	$ 19,821	$ 4,665	$ 34,351	$ 349	$ (4,673)
Basic net income per common share (in dollars per share)	$ 0.59	$ 0.21	$ 1.40	$ 0.02	$ (0.21)
Diluted net income per common share (in dollars per share)	$ 0.59	$ 0.21	$ 1.40	$ 0.02	$ (0.21)
Basic weighted average shares outstanding (in shares)	33,768,828	22,399,952	24,586,274	22,399,952	22,399,952
Diluted weighted average shares outstanding (in shares)	33,867,158	22,399,952	24,586,274	22,399,952	22,399,952